SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jan. 31, 2022
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with GAAP requires our management to make estimates and assumptions, which may affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition over time, fair value of goodwill, realizability of deferred tax assets and tax uncertainties.

In light of the currently unknown extent and duration of the COVID-19 pandemic, we face a greater degree of uncertainty than normal in making the judgments and estimates needed to apply to certain of our significant accounting policies. We assessed certain accounting matters that generally require consideration of forecasted financial information in context with the information reasonably available to us and the unknown future impacts of COVID-19 as of January 31, 2022 and through the date of this report. These estimates may change, as new events occur and additional information is obtained. Actual results could differ materially from these estimates under different assumptions or conditions.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and highly liquid investments having an original maturity of three months or less.

Restricted Cash and Cash Equivalents, and Restricted Bank Time Deposits

Restricted cash and cash equivalents, and restricted bank time deposits are mainly pledged as collateral for performance guarantees.

Investments

Our investments generally consist of bank time deposits with remaining maturities in excess of 90 days at the time of purchase. We held no marketable debt securities at January 31, 2022 and 2021. Investments with maturities in excess of one year are included in other assets.

Accounts Receivable, net

Trade accounts receivable are comprised of invoiced amounts due from customers for which we have an unconditional right to collect and are not interest-bearing. Credit is extended to customers based on an evaluation of their financial condition and other factors. We generally do not require collateral or other security to support accounts receivable.

Concentrations of Credit Risk

Financial instruments that potentially subject us to concentrations of credit risk consist principally of cash and cash equivalents, bank time deposits, short-term investments, accounts receivable, and contract assets. We invest our cash in bank accounts and bank time deposits. By policy, we seek to limit credit exposure on investments through diversification and by restricting our investments to highly rated securities.

We grant credit terms to our customers in the ordinary course of business. Concentrations of credit risk with respect to accounts receivable and contract assets are generally limited due to the large number of customers comprising our customer base and their dispersion across different industries and geographic areas. We have both direct and indirect contracts with two governments outside the United States, that combined accounted for $80.1 million and $72.6 million of our aggregated accounts receivable and contract assets, at January 31, 2022 and 2021, respectively. We believe our contracts with these governments present insignificant credit risk.

Allowance for Credit Losses

We adopted Accounting Standard Update (“ASU”) No. 2016-13, Financial Instruments - Credit Losses (Topic 326) - Measurement of Credit Losses on Financial Instruments on February 1, 2020. ASU No. 2016-13 requires us to make judgments as to our ability to collect outstanding receivables and provide allowances for a portion of receivables over the lifetime of the receivables. Our allowance for credit losses is estimated based on an analysis of the aging of our accounts receivable and contract assets, historical write-offs, customer payment patterns, individual customer creditworthiness, current economic trends, reasonable and supportable forecasts of future economic conditions, and/or establishment of specific reserves for customers in adverse financial condition. We write-off an account receivable and charge it against its recorded allowance at the point when it is considered uncollectible. We assess the adequacy of the allowance for credit losses on a quarterly basis.

The following table summarizes the activity in our credit losses for the years ended January 31, 2022, 2021, and 2020:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Allowance for credit losses, beginning of year	$4,559	$4,085	$2,911
Cumulative effect of adoption of ASU No. 2016-13	—	435	—
Provisions charged to expense	342	1,840	1,355
Amounts written off	(2,791)	(1,922)	(152)
Other, including fluctuations in foreign exchange rates	—	121	(29)
Allowance for credit losses, end of year	$2,110	$4,559	$4,085

Our estimated expected credit losses associated with contract assets were not material as historical write-offs have been insignificant.

Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted-average method of inventory accounting. The valuation of our inventories requires us to make estimates regarding excess or obsolete inventories, including making estimates of the future demand for our products. Although we make every effort to ensure the accuracy of our forecasts of future product demand, any significant unanticipated changes in demand, price, or technological developments could have a significant impact on the value of our inventory and reported operating results. Charges for excess and obsolete inventories are included within cost of revenue.

Property and Equipment, net

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is computed using the straight-line method based over the estimated useful lives of the assets. The vast majority of equipment, furniture and other is depreciated over periods ranging from three to five years. Software is typically depreciated over a period of four years. Buildings are typically depreciated over twenty-five years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease term. Finance leased assets are amortized over the related lease term.

The cost of maintenance and repairs of property and equipment is charged to operations as incurred. When assets are retired or disposed of, the cost and accumulated depreciation or amortization thereon are removed from the consolidated balance sheet and any resulting gain or loss is recognized in the consolidated statement of operations.

Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the enterprise’s chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. We evaluated segment reporting in accordance with Accounting Standards Codification (“ASC”) Topic 280, Segment Reporting. We concluded that we operate in a single operating segment and a single reportable segment based on the operating results available and evaluated regularly by the CODM to make decisions about resource allocation and performance assessment. The CODM makes operational performance assessments and resource allocation decisions on a consolidated basis, inclusive of all of the Company’s products.
Goodwill and Other Acquired Intangible Assets

For business combinations, the purchase prices are allocated to the tangible assets and intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition dates, with the remaining unallocated purchase prices recorded as goodwill.

We test goodwill for impairment at the reporting unit level on an annual basis as of November 1, or more frequently if changes in facts and circumstances indicate that impairment in the value of goodwill may exist.

We operate as one reporting unit. In testing for goodwill impairment, we may elect to utilize a qualitative assessment to evaluate whether it is more likely than not that the fair value of our reporting unit is less than its carrying amount. If we elect to bypass a qualitative assessment, or if our qualitative assessment indicates that goodwill impairment is more likely than not, we perform quantitative impairment testing. If our quantitative testing determines that the carrying value of the reporting unit exceeds its fair value, goodwill impairment is recognized in an amount equal to that excess, limited to the total goodwill allocated to our reporting unit.

We utilize some or all of three primary approaches to assess the fair value of a reporting unit: (a) an income-based approach, using projected discounted cash flows, (b) a market-based approach, using valuation multiples of comparable companies, and (c) a transaction-based approach, using valuation multiples for recent acquisitions of similar businesses made in the marketplace. Our estimate of fair value of our reporting unit is based on a number of subjective factors, including: (a) appropriate consideration of valuation approaches (income approach, comparable public company approach, and comparable transaction approach), (b) estimates of future growth rates, (c) estimates of our future cost structure, (d) discount rates for our estimated cash flows, (e) selection of peer group companies for the public company and the market transaction approaches, (f) required levels of working capital, (g) assumed terminal value, and (h) time horizon of cash flow forecasts.

Acquired identifiable intangible assets include identifiable acquired technologies, customer relationships, trade names, distribution networks, and non-competition agreements. We amortize the cost of finite-lived identifiable intangible assets over their estimated useful lives, which are periods of 7 years or less. Amortization is based on the pattern in which the economic benefits of the intangible asset are expected to be realized, which typically is on a straight-line basis. The fair values assigned to identifiable intangible assets acquired in business combinations are determined primarily by using the income approach, which discounts expected future cash flows attributable to these assets to present value using estimates and assumptions determined by management. The acquired identifiable finite-lived intangible assets are being amortized primarily on a straight-line basis, which we believe approximates the pattern in which the assets are utilized, over their estimated useful lives.

Fair Value Measurements

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This fair value hierarchy consists of three levels of inputs that may be used to measure fair value:

•Level 1: quoted prices in active markets for identical assets or liabilities;

•Level 2: inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

•Level 3: unobservable inputs that are supported by little or no market activity.

We review the fair value hierarchy classification of our applicable assets and liabilities at each reporting period. Changes in the observability of valuation inputs may result in transfers within the fair value measurement hierarchy.

Fair Values of Financial Instruments

Our recorded amounts of cash and cash equivalents, restricted cash and cash equivalents, and restricted bank time deposits, accounts receivable, contract assets, contract liabilities, short term loan, investments, and accounts payable approximate fair value, due to the short-term nature of these instruments. We measure certain financial assets and liabilities at fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.

Derivative Financial Instruments

The Company accounts for derivatives and hedging based on ASC 815, Derivatives and Hedging, which requires recognizing all derivatives on the balance sheet at fair value. If the derivatives meet the definition of a cash flow hedge and are so designated, depending on the nature of the hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period, or periods, during which the hedged transaction affects earnings. The ineffective portion of a derivative’s change in fair value, if any, is recognized in earnings, as well as gains and losses from a derivative’s change in fair value that are not designated as hedges.

As part of our risk management strategy, when considered appropriate, we use derivative financial instruments including foreign currency forward contracts to hedge against certain foreign currency exposure. Our intent is to mitigate gains and losses caused by the underlying exposures with offsetting gains and losses on the derivative contracts. By policy, we do not enter into speculative positions with derivative instruments.

To protect against the increase in value of expected foreign currency cash flows resulting mainly from salaries and related benefits paid in NIS during the year, the Company hedges portions of its anticipated payroll denominated in NIS for a period of one to twelve months with forward contracts (the “Hedging Contracts”). Accordingly, when the USD strengthens against the NIS, the decline in present value of future NIS currency expenses is offset by losses in the fair value of the Hedging Contracts. Conversely, when the USD weakens against the NIS, the increase in the present value of future NIS expenses is offset by gains in the fair value of the Hedging Contracts. These Hedging Contracts are designated as cash flow hedges.

We also periodically utilize foreign currency forward contracts to manage exposures resulting from expected customer collections to be remitted in currencies other than the applicable functional currency, and exposures from cash, cash equivalents and short-term investments denominated in currencies other than the applicable functional currency.

The counterparties to our derivative financial instruments consist of two major financial institutions. We regularly monitor the financial strength of these institutions. While the counterparties to these contracts expose us to credit-related losses in the event of a counterparty’s non-performance, the risk would be limited to the unrealized gains on such affected contracts. We do not anticipate any such losses.

Revenue Recognition

We account for revenue in accordance with ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which was adopted on February 1, 2018, using the modified retrospective transition method. For further discussion of our accounting policies related to revenue, see Note 4, “Revenue Recognition”.

Cost of Revenue

Our cost of revenue includes costs of materials, compensation and benefit costs for operations and service personnel, subcontractor costs, royalties and license fees related to third-party software included in our products and third-party SaaS providers, cloud infrastructure costs, depreciation of equipment used in operations and service, amortization of capitalized software development costs and certain purchased intangible assets, travel expenses associated with provision of installation, training, consulting and development services resources dedicated to project management and an allocation of overhead costs, such as facility, information technology, operations costs, and other overhead expenses. Costs that relate to materials and royalties are generally expensed upon shipment and costs related to travel, subcontractors, and personnel and related expenses are generally expensed as incurred in the period in which the personnel related services are performed. Refer to Note 4, “Revenue Recognition” under the heading “Costs to Obtain and Fulfill Contracts” for further details regarding customer contract costs.

Research and Development, net

With the exception of certain software development costs, all research and development costs are expensed as incurred, and consist primarily of personnel and consulting costs, travel, depreciation of research and development equipment, and related overhead and other costs associated with research and development activities.
We receive non-refundable grants from the Israeli Innovation Authority (“IIA”) that fund a portion of our research and development expenditures. We currently only enter into non-royalty-bearing arrangements with the IIA which do not require us to pay royalties. Funds received from the IIA are recorded as a reduction to research and development expense. Royalties, to the extent paid, are recorded as part of our cost of revenue.

We also periodically derive benefits from participation in certain government-sponsored programs in other jurisdictions, for the support of research and development activities conducted in those locations.

Software Development Costs

Costs incurred to acquire or develop software to be sold, leased or otherwise marketed are capitalized after technological feasibility is established, and continue to be capitalized through the general release of the related software product. Amortization of capitalized costs begins in the period in which the related product is available for general release to customers and is recorded on a straight-line basis, which approximates the pattern in which the economic benefits of the capitalized costs are expected to be realized, over the estimated economic lives of the related software products, generally over a period of four to six years.

Internal-Use Software

We capitalize costs associated with software that is acquired, internally developed or modified solely to meet our internal needs. Capitalization begins when the preliminary project stage has been completed and management with the relevant authority authorizes and commits to the funding of the project. These capitalized costs include external direct costs utilized in developing or obtaining the applications and expenses for employees who are directly associated with the development of the applications. Capitalization of such costs continues until the project is substantially complete and is ready for its intended purpose. Capitalized costs of computer software developed for internal use are generally amortized over estimated useful lives of four to five years on a straight-line basis, which best represents the pattern of the software’s use.

We capitalize integration and testing costs incurred from implementing cloud computing hosting arrangements that are service contracts at the application development stage. Capitalized costs are amortized on a straight-line basis over the term of each arrangement.

Income Taxes

Prior to the spin-off, the Company’s operations were included in the consolidated U.S. federal and certain state, local and foreign income tax returns filed by Verint. For the purposes of periods prior to the spin-off, the Company’s income tax provision was calculated using the separate return basis, as if the Company filed separate tax returns. Since the spin-off, certain changes in the tax balances are primarily attributable to tax carryforwards and other basis differences that existed on a separate return basis for the historical periods. Changes between the historical periods presented on a separate return basis were settled through the former net parent investment immediately prior to the spin-off.

We account for income taxes under the asset and liability method which includes the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in our consolidated financial statements. Under this approach, deferred taxes are recorded for the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. The provision for income taxes represents income taxes paid or payable for the current year plus deferred taxes. Deferred taxes result from differences between the financial statement and tax bases of our assets and liabilities, and are adjusted for changes in tax rates and tax laws when changes are enacted. The effects of future changes in income tax laws or rates are not anticipated.

We are subject to income taxes in Israel, the United States and numerous foreign jurisdictions. The calculation of our income tax provision involves the application of complex tax laws and requires significant judgment and estimates. We evaluate the realizability of our deferred tax assets for each jurisdiction in which we operate at each reporting date, and establish valuation allowances when it is more likely than not that all or a portion of our deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the same character and in the same jurisdiction. We consider all available positive and negative evidence in making this assessment, including, but not limited to, the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. In circumstances where there is sufficient negative evidence indicating that our deferred tax assets are not more-likely-than-not realizable, we establish a valuation allowance.
We use a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more-likely-than-not sustainable, based solely on their technical merits, upon examination and including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit of each position as the largest amount that we believe is more-likely-than-not realizable. Differences between the amount of tax benefits taken or expected to be taken in our income tax returns and the amount of tax benefits recognized in our financial statements represent our unrecognized income tax benefits, which we either record as a liability or as a reduction of deferred tax assets. Our policy is to include interest (expense and/or income) and penalties related to unrecognized income tax benefits as a component of the provision for income taxes.

Functional Currencies and Foreign Currency Transaction Gains and Losses

Our functional currency, and the functional currency of most of our subsidiaries, is the U.S. dollar, although we have some subsidiaries with functional currencies that are their local currency.

Transactions denominated in currencies other than a functional currency are converted to the functional currency on the transaction date, and any resulting assets or liabilities are further remeasured at each reporting date and at settlement. Gains and losses recognized upon such remeasurements are included within other income (expense), net in the consolidated statements of operations. We recorded net foreign currency losses of $3.1 million, net foreign currency gains of $1.7 million and net foreign currency losses of $0.7 million for the years ended January 31, 2022, 2021, and 2020, respectively.

For consolidated reporting purposes, in those instances where a subsidiary has a functional currency other than the U.S. dollar, revenue and expenses are translated into U.S. dollars using average exchange rates for the reporting period, while assets and liabilities are translated into U.S. dollars using period-end rates. The effects of foreign currency translation adjustments are included in stockholders’ equity as a component of accumulated other comprehensive income or loss in the accompanying consolidated balance sheets.

Stock-Based Compensation

Certain Company employees participate in a stock-based compensation plan sponsored by Cognyte. Awards granted under the plan are based on Cognyte’s common shares and, as such, are included in Additional Paid in Capital. The Company accounts for share-based compensation under ASC 718, Compensation - Stock Compensation, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based awards on the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations. The Company estimates forfeitures to be estimated at the time of grant, and revised if necessary in subsequent periods, if actual forfeitures differ from those estimates.

The Company recognizes compensation expenses for the value of its awards, which vest in tranches based on service conditions, using the straight-line method, over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures. For performance-based share units, the Company recognizes compensation expenses for the value of such awards, if and when the Company concludes that it is probable that a performance condition will be achieved based on the accelerated attribution method over the requisite service period. The Company reassesses the probability of vesting at each reporting period for awards with performance conditions and adjusts compensation cost based on its probability assessment.

Leases

We determine if an arrangement is a lease at inception. Operating lease assets are presented as operating lease right-of-use (“ROU”) assets, and corresponding operating lease liabilities are presented within accrued expenses and other current liabilities (current portions), and as operating lease liabilities (long-term portions), on our consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the remaining lease payments over the lease term at commencement date. Our leases do not provide an implicit interest rate. We calculate the incremental borrowing rate to reflect the interest rate that we would have to pay to borrow on a collateralized basis an amount equal to the lease payments in a similar economic environment over a similar term, and consider our historical borrowing activities and market data in this determination. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.
We have lease agreements with lease and non-lease components, which we account for as a single lease component. Some of our leases contain variable lease payments, which are expensed as incurred unless those payments are based on an index or rate. Variable lease payments based on an index or rate are initially measured using the index or rate in effect at lease commencement and included in the measurement of the lease liability; thereafter, changes to lease payments due to rate or index updates are recorded as rent expense in the period incurred. We have elected not to recognize ROU assets and lease liabilities for short-term leases that have a term of twelve months or less. The effect of short-term leases on our ROU assets and lease liabilities was not material. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants. In addition, we do not have any related party leases.

Legal Contingencies

From time to time, the Company becomes involved in legal proceedings or is subject to claims arising in its ordinary course of business. Such matters are generally subject to many uncertainties and outcomes that are not predictable with certainty. The Company accrues for contingencies when the loss is probable, and it can reasonably estimate the amount of any such loss. Loss contingencies considered to be remote by the Company are generally not disclosed unless material. The respective legal fees are expensed as incurred.

Business Combinations

The Company accounts for business combinations in accordance with ASC 805, Business Combinations. ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over the purchase price is allocated to goodwill and any subsequent changes in estimated contingencies are recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in changes in acquired income tax positions are recognized in earnings.

Acquisition related costs are expensed to the consolidated statements of operations in the periods incurred.

Recent Accounting Pronouncements

New Accounting Pronouncements Recently Adopted

In March 2020, the FASB issued ASU 2020-04 Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This guidance provides optional expedients and exceptions for applying generally accepted accounting principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The guidance applies only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. This guidance is effective for all entities as of March 12, 2020 through December 31, 2022. The adoption of this guidance does not have a material impact on the Company’s consolidated financial results of operations, financial position or cash flows.

New Accounting Pronouncements Not Yet Effective

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. Among other changes, ASU No. 2020-06 removes from GAAP the liability and equity separation model for convertible instruments with a cash conversion feature, and as a result, after adoption, entities will no longer separately present in equity an embedded conversion feature for such debt. ASU No. 2020-06 also eliminates the treasury stock method to calculate diluted earnings per share and requires the if-converted method. This new standard will be effective in fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. We are currently reviewing this standard but do not expect that it will have a material impact on our consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which affects general principles within Topic 740, Income Taxes and is meant to simplify and reduce the cost of accounting for income taxes. This standard is effective for annual reporting periods beginning after December 15, 2021, and interim reporting periods within annual reporting periods beginning after December 15, 2022. We do not expect that this standard will have a material impact on our consolidated financial statements.
In November 2021, the FASB issued ASU 2021-10 Government Assistance (Topic 832), which requires annual disclosures that increase the transparency of transactions involving government grants, including (1) the types of transactions, (2) the accounting for those transactions, and (3) the effect of those transactions on an entity’s financial statements. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2021. We do not expect that this standard will have a material impact on our consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08 Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606, Revenue from Contracts with Customers. The guidance will result in the acquirer recognizing contract assets and contract liabilities at the same amounts recorded by the acquiree. The guidance should be applied prospectively to acquisitions occurring on or after the effective date. The guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted, including in interim periods, for any financial statements that have not yet been issued. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.